CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEET

	March 31, 2022	September 30, 2021
	(Unaudited)
ASSETS
CURRENT ASSETS
Cash	$4,327	$245,081
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	9,775,000	10,000,000
Prepaid expenses and other current assets	55,100	2,600
TOTAL CURRENT ASSETS	10,834,427	11,247,681

NON-CURRENT ASSETS
Investment in subsidiaries	18,298,754	14,759,203

TOTAL ASSETS	$29,133,181	$26,006,884

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,350,381 and 8,330,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	$835	$833
Additional paid-in capital	15,630,251	15,540,433
Retained earnings	12,792,075	10,243,397
Accumulated other comprehensive income (loss)	710,020	222,221
Total Bon Natural Life Limited shareholders’ equity	29,133,181	26,006,884

Total liabilities and Bon Natural Life Limited shareholders’ equity	$29,133,181	$26,006,884

SCHEDULE OF CONDENSED INCOME STATEMENT

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
General and administrative expenses	$(503,080)	$-
Interest income	5	-
Equity in earnings of subsidiaries	3,051,753	2,311,399

NET INCOME	2,548,678	2,311,399
Foreign currency translation adjustment	487,799	403,523
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,036,477	$2,714,922

SCHEDULE OF CONDENSED CASH FLOW STATEMENT

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,548,678	$2,311,399
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiaries and	(3,051,753)	(2,311,399)
Stock-based compensation	89,820	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(52,499)	-
Net cash used in operating activities	(465,754)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from subsidiaries	225,000	-
Net cash provided by financing activities	225,000	-

CHANGES IN CASH AND RESTRICTED CASH	(240,754)	-

CASH AND RESTRICTED CASH, beginning of period	245,081	-

CASH AND RESTRICTED CASH, end of period	$4,327	$-